Tax situation - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 12, 2021	Jul. 31, 2020	Jan. 14, 2019
Disclosure of Income Tax [Line Items]
Income tax expenses	S/ 2,017,000	S/ 36,361,000
Over the taxable income	29.50%	29.50%	29.50%
Fines and interest arrears payable	S/ 144,089,000	S/ 120,643,000
Event Triggering Taxation Indirect Sale Assumption [member]
Disclosure of Income Tax [Line Items]
Number of shares disposed or to be disposed minimum	40,000
Deduction Of Loan Write Offs Without Substantive Evidence [member]
Disclosure of Income Tax [Line Items]
Income tax liability and other possible contingencies						S/ 50,000,000
Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Disclosure of Income Tax [Line Items]
Income tax liability and other possible contingencies	S/ 382,000,000
Fines and interest arrears payable	293,000,000
Income tax liability related to other minor repairs	89,000,000
Partial Income Tax Audit For Non Domiciled Entities [member] | Seguros Sura [member]
Disclosure of Income Tax [Line Items]
Provision for contingency	19,000,000
Tax Penalties And Moratorium Interest
Disclosure of Income Tax [Line Items]
Income tax liability and other possible contingencies	S/ 40,000,000	S/ 39,000,000
Determination And Penalty Resolutions
Disclosure of Income Tax [Line Items]
Alleged tax debt					S/ 13,000,000
Year Two Thousand And Twenty One And Thereafter [member] | Criteria For Interest Expense Deduction [member]
Disclosure of Income Tax [Line Items]
Interest expense as a percentage of earnings before interest tax depreciation and amortisation	30.00%
Bottom of range [member] | Interest in suspense [member]
Disclosure of Income Tax [Line Items]
Alleged tax debt				S/ 1,000,000
Top of range [member]
Disclosure of Income Tax [Line Items]
Percentage of the market value of shares or participations of the legal person non-domiciled	50.00%
Percentage of the capital of legal persons non-domiciled be disposal	10.00%
Top of range [member] | Interest in suspense [member]
Disclosure of Income Tax [Line Items]
Alleged tax debt				S/ 350,000,000
SUNAT [member]
Disclosure of Income Tax [Line Items]
Minimum amount to be generated during reported period	S/ 30,800